united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	9/30/25

Item 1. Reports to Stockholders.

(a)

Grant Park Dynamic Allocation Fund

Class A Shares (GPKAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Grant Park Dynamic Allocation Fund for the period of December 27, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/dynamic-allocation-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$149	1.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

The Fund generated positive performance for the reporting period, with gains in equities and commodities partially offset by modest losses in the fixed income and currency markets.  The Fund adjusted exposures across major sectors in response to changing economic indicators, monetary policy expectations, and global geopolitical developments.

Equities were the largest contributor to performance, driven by rising global stock markets.  The period included a sharp equity drawdown, followed by a sustained rally.  The Fund’s active management and diversified portfolio allowed it to limit losses and to participate in the subsequent recovery.  The S&P 500 Index was the Fund’s top performing market in the equity sector.

Commodities contributed positive performance, led by strength across precious metals, with gold being the overall top contributor to Fund performance.  The Fund maintained long exposure in gold as prices rose to record levels amid heightened geopolitical tension, steady central bank purchases, and expectations for easier global monetary policy. Performance across the broader commodity complex was mixed.  The energy sector proved to be the most challenging as oil prices traded in wide ranges, rising early in the year on production concerns before declining on weak demand and rising inventories.

Currency trading resulted in minor losses with the Australian and Canadian dollars having the biggest losses. The U.S. dollar strengthened early in the year, supported by higher U.S. yields and safe-haven demand.  It later declined due to improving growth prospects abroad and a shift toward easing policy from other central banks.  The Japanese yen weakened despite policy normalization efforts, while the euro strengthened modestly on signs of economic stabilization. As a result, losses in the sector were minimal, reflecting the Fund’s risk-managed process and systematic approach.

Performance across the fixed income sector was negative during the period.  U.S. Treasury markets experienced persistent reversals with U.S. Treasury bond holdings being the worst performer for the Fund.  International short-term interest rates were also heavily influenced by shifting policy expectations as the European Central Bank and the Bank of England transitioned from tightening to gradual easing.  The Fund actively managed positions through these transitions to limit losses.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Grant Park Dynamic Allocation Fund
Bloomberg 1-3 Year U.S. Treasury Bond Index
$15,000
$10,000
$5,000
$0
$10,792
$10,417
12/27/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25
06/30/25
07/31/25
08/31/25
09/30/25

	Grant Park Dynamic Allocation Fund	Bloomberg 1-3 Year U.S. Treasury Bond Index
12/27/24	$9,425	$10,000
12/31/24	$9,425	$10,018
01/31/25	$9,698	$10,062
02/28/25	$9,576	$10,133
03/31/25	$9,397	$10,180
04/30/25	$9,416	$10,263
05/31/25	$9,519	$10,240
06/30/25	$9,849	$10,302
07/31/25	$9,943	$10,296
08/31/25	$10,226	$10,386
09/30/25	$10,792	$10,417

Average Annual Total Returns

Since Inception (December 27, 2024)
Grant Park Dynamic Allocation Fund
Without Load	14.50%
With Load	7.92%
Bloomberg 1-3 Year U.S. Treasury Bond Index	4.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$51,159,837
Number of Portfolio Holdings	6
Advisory Fee (net of waivers)	$43,450
Portfolio Turnover	134%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	27.4%
Money Market Funds	72.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
60.5%
Equity
19.7%
Commodity
3.2%
Other Assets in Excess of Liabilities
16.6%

Value	Value
Other Assets in Excess of Liabilities	16.6%
Commodity	3.2%
Equity	19.7%
Money Market Funds	60.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE Emerging Markets ETF	8.9%
Vanguard FTSE Developed Markets ETF	7.8%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3.2%
Vanguard Real Estate ETF	3.0%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Grant Park Dynamic Allocation Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.grantparkfunds.com/funds/dynamic-allocation-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-GPKAX

Grant Park Dynamic Allocation Fund

Class I Shares (GPKIX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Grant Park Dynamic Allocation Fund for the period of December 27, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/dynamic-allocation-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$128	1.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Had the Fund been open the full reporting period, expenses would be higher.

How did the Fund perform during the reporting period?

The Fund generated positive performance for the reporting period, with gains in equities and commodities partially offset by modest losses in the fixed income and currency markets.  The Fund adjusted exposures across major sectors in response to changing economic indicators, monetary policy expectations, and global geopolitical developments.

Equities were the largest contributor to performance, driven by rising global stock markets.  The period included a sharp equity drawdown, followed by a sustained rally.  The Fund’s active management and diversified portfolio allowed it to limit losses and to participate in the subsequent recovery.  The S&P 500 Index was the Fund’s top performing market in the equity sector.

Commodities contributed positive performance, led by strength across precious metals, with gold being the overall top contributor to Fund performance.  The Fund maintained long exposure in gold as prices rose to record levels amid heightened geopolitical tension, steady central bank purchases, and expectations for easier global monetary policy. Performance across the broader commodity complex was mixed.  The energy sector proved to be the most challenging as oil prices traded in wide ranges, rising early in the year on production concerns before declining on weak demand and rising inventories.

Currency trading resulted in minor losses with the Australian and Canadian dollars having the biggest losses. The U.S. dollar strengthened early in the year, supported by higher U.S. yields and safe-haven demand.  It later declined due to improving growth prospects abroad and a shift toward easing policy from other central banks.  The Japanese yen weakened despite policy normalization efforts, while the euro strengthened modestly on signs of economic stabilization. As a result, losses in the sector were minimal, reflecting the Fund’s risk-managed process and systematic approach.

Performance across the fixed income sector was negative during the period.  U.S. Treasury markets experienced persistent reversals with U.S. Treasury bond holdings being the worst performer for the Fund.  International short-term interest rates were also heavily influenced by shifting policy expectations as the European Central Bank and the Bank of England transitioned from tightening to gradual easing.  The Fund actively managed positions through these transitions to limit losses.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Grant Park Dynamic Allocation Fund
Bloomberg 1-3 Year U.S. Treasury Bond Index
$15,000
$10,000
$5,000
$0
$11,480
$10,417
12/31/24
12/27/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25
06/30/25
07/31/25
08/31/25
09/30/25

	Grant Park Dynamic Allocation Fund	Bloomberg 1-3 Year U.S. Treasury Bond Index
12/27/24	$10,000	$10,000
12/31/24	$10,000	$10,018
01/31/25	$10,300	$10,062
02/28/25	$10,170	$10,133
03/31/25	$9,980	$10,180
04/30/25	$10,010	$10,263
05/31/25	$10,110	$10,240
06/30/25	$10,470	$10,302
07/31/25	$10,570	$10,296
08/31/25	$10,870	$10,386
09/30/25	$11,480	$10,417

Average Annual Total Returns

Since Inception (December 27, 2024)
Grant Park Dynamic Allocation Fund	14.80%
Bloomberg 1-3 Year U.S. Treasury Bond Index	4.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$51,159,837
Number of Portfolio Holdings	6
Advisory Fee (net of waivers)	$43,450
Portfolio Turnover	134%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	27.4%
Money Market Funds	72.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	16.6%
Commodity	3.2%
Equity	19.7%
Money Market Funds	60.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard FTSE Emerging Markets ETF	8.9%
Vanguard FTSE Developed Markets ETF	7.8%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3.2%
Vanguard Real Estate ETF	3.0%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Grant Park Dynamic Allocation Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.grantparkfunds.com/funds/dynamic-allocation-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-GPKIX

Grant Park Multi Alternative Strategies Fund

Class A Shares (GPAAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Grant Park Multi Alternative Strategies Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$181	1.76%

How did the Fund perform during the reporting period?

The Fund generated positive performance for the reporting period, with gains in equities and commodities partially offset by losses in fixed income and currency markets. The Fund remained active, adjusting exposures across major sectors in response to changing economic indicators, monetary policy expectations, and global geopolitical developments.

Equities were the largest contributor to performance, driven by rising global stock markets.  Asian indices, including the Nikkei and Hang Seng, along with the S&P 500 and Nasdaq indices, were among the Fund’s best-performing markets. The period included a sharp equity drawdown early in the year, followed by a sustained recovery as trade tensions eased and growth prospects stabilized. The Fund’s diversified positioning and active management allowed it to limit losses during the decline and participate in the subsequent rebound.

Commodities also added to positive performance, led by strength in precious metals, with gold being the largest contributor to performance.  Gold advanced to record highs amid heightened geopolitical risks, steady central-bank purchases, and a weaker U.S. dollar.  Platinum and silver provided additional gains, while industrial metals such as copper and aluminum detracted from performance.  Energy markets were volatile and proved difficult to trade as oil prices fluctuated widely, rising on supply concerns and Middle East tensions before retreating on softening demand and rising inventories.  Despite the volatility, the Fund managed positions and captured gains in profitable trades while limiting losses in more challenging markets.

Currency trading produced minor losses amid policy uncertainty and fluctuating global interest-rate expectations with the Australian and Canadian dollars having the biggest losses. The U.S. dollar strengthened sharply following the election on prospects of fiscal expansion and higher yields, then reversed course as other central banks adopted easier policy and growth outside the U.S. improved. The Japanese yen weakened despite the Bank of Japan’s rate hikes, while the euro strengthened modestly as European inflation cooled. Overall, the Fund’s disciplined approach helped contain losses in the sector.

Fixed income was the largest detractor from performance as volatility increased across global interest rate markets.  Short-term European and U.K. interest-rates, were particularly challenging as the European Central Bank and the Bank of England shifted from restrictive to more accommodative policies, resulting in the Euribor and 3-Month SONIA being the worst performing markets in the fixed sector.  The Fund actively managed positions across these markets to mitigate downside risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grant Park Multi Alternative Strategies Fund
Bloomberg 1-3 Year U.S. Treasury Bond Index
Bloomberg U.S. Government/Corporate Long Bond Index
$20,000
$15,000
$10,000
$5,000
$0
$14,320
$11,953
$11,806
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Grant Park Multi Alternative Strategies Fund	Bloomberg 1-3 Year U.S. Treasury Bond Index	Bloomberg U.S. Government/Corporate Long Bond Index
Sep-2015	$9,423	$10,000	$10,000
Sep-2016	$9,947	$10,088	$11,452
Sep-2017	$9,612	$10,113	$11,328
Sep-2018	$9,977	$10,109	$11,002
Sep-2019	$11,015	$10,557	$13,435
Sep-2020	$11,424	$10,941	$15,248
Sep-2021	$12,497	$10,943	$14,766
Sep-2022	$12,660	$10,388	$10,691
Sep-2023	$12,373	$10,642	$10,341
Sep-2024	$13,493	$11,364	$12,129
Sep-2025	$14,320	$11,806	$11,953

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grant Park Multi Alternative Strategies Fund
Without Load	6.13%	4.62%	4.27%
With Load	0.07%	3.39%	3.66%
Bloomberg 1-3 Year U.S. Treasury Bond Index	3.89%	1.53%	1.67%
Bloomberg U.S. Government/Corporate Long Bond Index	-1.45%	-4.75%	1.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$307,993,798
Number of Portfolio Holdings	33
Advisory Fee	$3,920,302
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	44.0%
Exchange-Traded Funds	22.3%
Money Market Funds	26.7%
U.S. Government & Agencies	7.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
24.6%
Financials
20.0%
Agency
18.3%
Equity
15.3%
U.S. Treasury Obligations
6.5%
Commodity
5.1%
Technology
1.6%
CMO
0.6%
Fixed Income
0.1%
Other Assets in Excess of Liabilities
7.9%

Value	Value
Other Assets in Excess of Liabilities	7.9%
Fixed Income	0.1%
CMO	0.6%
Technology	1.6%
Commodity	5.1%
U.S. Treasury Obligations	6.5%
Equity	15.3%
Agency	18.3%
Financials	20.0%
Money Market Funds	24.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Banks, 1.500%, 02/25/28	4.6%
Federal Home Loan Banks, 1.750%, 07/21/26	4.5%
Federal National Mortgage Association, 0.850%, 06/30/26	4.1%
iShares Gold Trust	3.4%
Vanguard FTSE Developed Markets ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.3%
United States Treasury Bill, 3.970%, 10/30/25	3.2%
United States Treasury Bill, 3.970%, 11/06/25	3.2%
Federal Home Loan Banks, 2.000%, 06/30/26	3.2%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	3.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Grant Park Multi Alternative Strategies Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-GPAAX

Grant Park Multi Alternative Strategies Fund

Class C Shares (GPACX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Grant Park Multi Alternative Strategies Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$257	2.51%

How did the Fund perform during the reporting period?

The Fund generated positive performance for the reporting period, with gains in equities and commodities partially offset by losses in fixed income and currency markets. The Fund remained active, adjusting exposures across major sectors in response to changing economic indicators, monetary policy expectations, and global geopolitical developments.

Equities were the largest contributor to performance, driven by rising global stock markets.  Asian indices, including the Nikkei and Hang Seng, along with the S&P 500 and Nasdaq indices, were among the Fund’s best-performing markets. The period included a sharp equity drawdown early in the year, followed by a sustained recovery as trade tensions eased and growth prospects stabilized. The Fund’s diversified positioning and active management allowed it to limit losses during the decline and participate in the subsequent rebound.

Commodities also added to positive performance, led by strength in precious metals, with gold being the largest contributor to performance.  Gold advanced to record highs amid heightened geopolitical risks, steady central-bank purchases, and a weaker U.S. dollar.  Platinum and silver provided additional gains, while industrial metals such as copper and aluminum detracted from performance.  Energy markets were volatile and proved difficult to trade as oil prices fluctuated widely, rising on supply concerns and Middle East tensions before retreating on softening demand and rising inventories.  Despite the volatility, the Fund managed positions and captured gains in profitable trades while limiting losses in more challenging markets.

Currency trading produced minor losses amid policy uncertainty and fluctuating global interest-rate expectations with the Australian and Canadian dollars having the biggest losses. The U.S. dollar strengthened sharply following the election on prospects of fiscal expansion and higher yields, then reversed course as other central banks adopted easier policy and growth outside the U.S. improved. The Japanese yen weakened despite the Bank of Japan’s rate hikes, while the euro strengthened modestly as European inflation cooled. Overall, the Fund’s disciplined approach helped contain losses in the sector.

Fixed income was the largest detractor from performance as volatility increased across global interest rate markets.  Short-term European and U.K. interest-rates, were particularly challenging as the European Central Bank and the Bank of England shifted from restrictive to more accommodative policies, resulting in the Euribor and 3-Month SONIA being the worst performing markets in the fixed sector.  The Fund actively managed positions across these markets to mitigate downside risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grant Park Multi Alternative Strategies Fund
Bloomberg 1-3 Year U.S. Treasury Bond Index
Bloomberg U.S. Government/Corporate Long Bond Index
$20,000
$15,000
$10,000
$5,000
$0
$14,095
$11,953
$11,806
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Grant Park Multi Alternative Strategies Fund	Bloomberg 1-3 Year U.S. Treasury Bond Index	Bloomberg U.S. Government/Corporate Long Bond Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,471	$10,088	$11,452
Sep-2017	$10,044	$10,113	$11,328
Sep-2018	$10,345	$10,109	$11,002
Sep-2019	$11,340	$10,557	$13,435
Sep-2020	$11,676	$10,941	$15,248
Sep-2021	$12,680	$10,943	$14,766
Sep-2022	$12,743	$10,388	$10,691
Sep-2023	$12,364	$10,642	$10,341
Sep-2024	$13,377	$11,364	$12,129
Sep-2025	$14,095	$11,806	$11,953

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grant Park Multi Alternative Strategies Fund	5.36%	3.84%	3.49%
Bloomberg 1-3 Year U.S. Treasury Bond Index	3.89%	1.53%	1.67%
Bloomberg U.S. Government/Corporate Long Bond Index	-1.45%	-4.75%	1.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$307,993,798
Number of Portfolio Holdings	33
Advisory Fee	$3,920,302
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	44.0%
Exchange-Traded Funds	22.3%
Money Market Funds	26.7%
U.S. Government & Agencies	7.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.9%
Fixed Income	0.1%
CMO	0.6%
Technology	1.6%
Commodity	5.1%
U.S. Treasury Obligations	6.5%
Equity	15.3%
Agency	18.3%
Financials	20.0%
Money Market Funds	24.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Banks, 1.500%, 02/25/28	4.6%
Federal Home Loan Banks, 1.750%, 07/21/26	4.5%
Federal National Mortgage Association, 0.850%, 06/30/26	4.1%
iShares Gold Trust	3.4%
Vanguard FTSE Developed Markets ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.3%
United States Treasury Bill, 3.970%, 10/30/25	3.2%
United States Treasury Bill, 3.970%, 11/06/25	3.2%
Federal Home Loan Banks, 2.000%, 06/30/26	3.2%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	3.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Grant Park Multi Alternative Strategies Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-GPACX

Grant Park Multi Alternative Strategies Fund

Class I Shares (GPAIX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Grant Park Multi Alternative Strategies Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$155	1.51%

How did the Fund perform during the reporting period?

The Fund generated positive performance for the reporting period, with gains in equities and commodities partially offset by losses in fixed income and currency markets. The Fund remained active, adjusting exposures across major sectors in response to changing economic indicators, monetary policy expectations, and global geopolitical developments.

Equities were the largest contributor to performance, driven by rising global stock markets.  Asian indices, including the Nikkei and Hang Seng, along with the S&P 500 and Nasdaq indices, were among the Fund’s best-performing markets. The period included a sharp equity drawdown early in the year, followed by a sustained recovery as trade tensions eased and growth prospects stabilized. The Fund’s diversified positioning and active management allowed it to limit losses during the decline and participate in the subsequent rebound.

Commodities also added to positive performance, led by strength in precious metals, with gold being the largest contributor to performance.  Gold advanced to record highs amid heightened geopolitical risks, steady central-bank purchases, and a weaker U.S. dollar.  Platinum and silver provided additional gains, while industrial metals such as copper and aluminum detracted from performance.  Energy markets were volatile and proved difficult to trade as oil prices fluctuated widely, rising on supply concerns and Middle East tensions before retreating on softening demand and rising inventories.  Despite the volatility, the Fund managed positions and captured gains in profitable trades while limiting losses in more challenging markets.

Currency trading produced minor losses amid policy uncertainty and fluctuating global interest-rate expectations with the Australian and Canadian dollars having the biggest losses. The U.S. dollar strengthened sharply following the election on prospects of fiscal expansion and higher yields, then reversed course as other central banks adopted easier policy and growth outside the U.S. improved. The Japanese yen weakened despite the Bank of Japan’s rate hikes, while the euro strengthened modestly as European inflation cooled. Overall, the Fund’s disciplined approach helped contain losses in the sector.

Fixed income was the largest detractor from performance as volatility increased across global interest rate markets.  Short-term European and U.K. interest-rates, were particularly challenging as the European Central Bank and the Bank of England shifted from restrictive to more accommodative policies, resulting in the Euribor and 3-Month SONIA being the worst performing markets in the fixed sector.  The Fund actively managed positions across these markets to mitigate downside risk.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Grant Park Multi Alternative Strategies Fund
Bloomberg 1-3 Year U.S. Treasury Bond Index
Bloomberg U.S. Government/Corporate Long Bond Index
$175,000
$140,000
$105,000
$70,000
$35,000
$0
$155,790
$119,531
$118,061
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Grant Park Multi Alternative Strategies Fund	Bloomberg 1-3 Year U.S. Treasury Bond Index	Bloomberg U.S. Government/Corporate Long Bond Index
Sep-2015	$100,000	$100,000	$100,000
Sep-2016	$105,697	$100,883	$114,516
Sep-2017	$102,379	$101,130	$113,283
Sep-2018	$106,538	$101,094	$110,021
Sep-2019	$117,918	$105,566	$134,354
Sep-2020	$122,773	$109,407	$152,479
Sep-2021	$134,544	$109,426	$147,664
Sep-2022	$136,602	$103,884	$106,908
Sep-2023	$133,878	$106,418	$103,409
Sep-2024	$146,383	$113,643	$121,294
Sep-2025	$155,790	$118,061	$119,531

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grant Park Multi Alternative Strategies Fund	6.43%	4.88%	4.53%
Bloomberg 1-3 Year U.S. Treasury Bond Index	3.89%	1.53%	1.67%
Bloomberg U.S. Government/Corporate Long Bond Index	-1.45%	-4.75%	1.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$307,993,798
Number of Portfolio Holdings	33
Advisory Fee	$3,920,302
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	44.0%
Exchange-Traded Funds	22.3%
Money Market Funds	26.7%
U.S. Government & Agencies	7.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.9%
Fixed Income	0.1%
CMO	0.6%
Technology	1.6%
Commodity	5.1%
U.S. Treasury Obligations	6.5%
Equity	15.3%
Agency	18.3%
Financials	20.0%
Money Market Funds	24.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Banks, 1.500%, 02/25/28	4.6%
Federal Home Loan Banks, 1.750%, 07/21/26	4.5%
Federal National Mortgage Association, 0.850%, 06/30/26	4.1%
iShares Gold Trust	3.4%
Vanguard FTSE Developed Markets ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.3%
United States Treasury Bill, 3.970%, 10/30/25	3.2%
United States Treasury Bill, 3.970%, 11/06/25	3.2%
Federal Home Loan Banks, 2.000%, 06/30/26	3.2%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	3.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Grant Park Multi Alternative Strategies Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-GPAIX

Grant Park Multi Alternative Strategies Fund

Class N Shares (GPANX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Grant Park Multi Alternative Strategies Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund. You can also request this information by contacting us at 1-855-501-4758.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N Shares	$181	1.76%

How did the Fund perform during the reporting period?

The Fund generated positive performance for the reporting period, with gains in equities and commodities partially offset by losses in fixed income and currency markets. The Fund remained active, adjusting exposures across major sectors in response to changing economic indicators, monetary policy expectations, and global geopolitical developments.

Equities were the largest contributor to performance, driven by rising global stock markets.  Asian indices, including the Nikkei and Hang Seng, along with the S&P 500 and Nasdaq indices, were among the Fund’s best-performing markets. The period included a sharp equity drawdown early in the year, followed by a sustained recovery as trade tensions eased and growth prospects stabilized. The Fund’s diversified positioning and active management allowed it to limit losses during the decline and participate in the subsequent rebound.

Commodities also added to positive performance, led by strength in precious metals, with gold being the largest contributor to performance.  Gold advanced to record highs amid heightened geopolitical risks, steady central-bank purchases, and a weaker U.S. dollar.  Platinum and silver provided additional gains, while industrial metals such as copper and aluminum detracted from performance.  Energy markets were volatile and proved difficult to trade as oil prices fluctuated widely, rising on supply concerns and Middle East tensions before retreating on softening demand and rising inventories.  Despite the volatility, the Fund managed positions and captured gains in profitable trades while limiting losses in more challenging markets.

Currency trading produced minor losses amid policy uncertainty and fluctuating global interest-rate expectations with the Australian and Canadian dollars having the biggest losses. The U.S. dollar strengthened sharply following the election on prospects of fiscal expansion and higher yields, then reversed course as other central banks adopted easier policy and growth outside the U.S. improved. The Japanese yen weakened despite the Bank of Japan’s rate hikes, while the euro strengthened modestly as European inflation cooled. Overall, the Fund’s disciplined approach helped contain losses in the sector.

Fixed income was the largest detractor from performance as volatility increased across global interest rate markets.  Short-term European and U.K. interest-rates, were particularly challenging as the European Central Bank and the Bank of England shifted from restrictive to more accommodative policies, resulting in the Euribor and 3-Month SONIA being the worst performing markets in the fixed sector.  The Fund actively managed positions across these markets to mitigate downside risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Grant Park Multi Alternative Strategies Fund
Bloomberg 1-3 Year U.S. Treasury Bond Index
Bloomberg U.S. Government/Corporate Long Bond Index
$20,000
$15,000
$10,000
$5,000
$0
$15,199
$11,953
$11,806
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Grant Park Multi Alternative Strategies Fund	Bloomberg 1-3 Year U.S. Treasury Bond Index	Bloomberg U.S. Government/Corporate Long Bond Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,548	$10,088	$11,452
Sep-2017	$10,195	$10,113	$11,328
Sep-2018	$10,582	$10,109	$11,002
Sep-2019	$11,680	$10,557	$13,435
Sep-2020	$12,123	$10,941	$15,248
Sep-2021	$13,259	$10,943	$14,766
Sep-2022	$13,420	$10,388	$10,691
Sep-2023	$13,132	$10,642	$10,341
Sep-2024	$14,319	$11,364	$12,129
Sep-2025	$15,199	$11,806	$11,953

Average Annual Total Returns

	1 Year	5 Years	10 Years
Grant Park Multi Alternative Strategies Fund	6.15%	4.63%	4.28%
Bloomberg 1-3 Year U.S. Treasury Bond Index	3.89%	1.53%	1.67%
Bloomberg U.S. Government/Corporate Long Bond Index	-1.45%	-4.75%	1.80%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$307,993,798
Number of Portfolio Holdings	33
Advisory Fee	$3,920,302
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Bonds & Notes	44.0%
Exchange-Traded Funds	22.3%
Money Market Funds	26.7%
U.S. Government & Agencies	7.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	7.9%
Fixed Income	0.1%
CMO	0.6%
Technology	1.6%
Commodity	5.1%
U.S. Treasury Obligations	6.5%
Equity	15.3%
Agency	18.3%
Financials	20.0%
Money Market Funds	24.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Federal Home Loan Banks, 1.500%, 02/25/28	4.6%
Federal Home Loan Banks, 1.750%, 07/21/26	4.5%
Federal National Mortgage Association, 0.850%, 06/30/26	4.1%
iShares Gold Trust	3.4%
Vanguard FTSE Developed Markets ETF	3.3%
Vanguard FTSE Emerging Markets ETF	3.3%
United States Treasury Bill, 3.970%, 10/30/25	3.2%
United States Treasury Bill, 3.970%, 11/06/25	3.2%
Federal Home Loan Banks, 2.000%, 06/30/26	3.2%
Federal Home Loan Mortgage Corporation, 0.700%, 08/19/26	3.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Grant Park Multi Alternative Strategies Fund

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.grantparkfunds.com/funds/multi-alternative-strategies-fund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-GPANX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl, and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $38,000

2024 - $20,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $10,000

2024 – $5,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2024, and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2024, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Grant Park Multi Alternative Strategies Fund

Class A shares: GPAAX	Class C shares: GPACX	Class I shares: GPAIX

Class N shares: GPANX

Grant Park Dynamic Allocation Fund

Class A shares: GPKAX Class I shares: GPKIX

Annual Consolidated Financial Statements
and Additional Information
September 30, 2025

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 20.5%
	COMMODITY - 5.1%
398,015	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF			$5,345,341
144,190	iShares Gold Trust(a),(b)			10,492,707
				15,838,048

	EQUITY - 15.4%
12,350	iShares Core S&P 500 ETF			8,265,855
13,738	iShares MSCI ACWI ETF			1,899,141
28,114	iShares MSCI ACWI ex U.S. ETF			1,827,691
19,296	iShares MSCI EAFE ETF			1,801,668
23,612	iShares MSCI EAFE Small-Cap ETF			1,811,513
35,945	iShares MSCI Emerging Markets ETF			1,919,463
5,004	iShares Russell 1000 ETF			1,828,862
7,639	iShares Russell 2000 ETF			1,848,332
20,061	iShares Russell Mid-Cap ETF			1,936,890
18,409	iShares U.S. Real Estate ETF			1,787,146
171,734	Vanguard FTSE Developed Markets ETF			10,290,300
185,742	Vanguard FTSE Emerging Markets ETF			10,063,501
21,449	Vanguard Real Estate ETF			1,960,868
				47,241,230
	FIXED INCOME - 0.0%(c)
2,408	Vanguard Long-Term Treasury ETF			136,919

	TOTAL EXCHANGE-TRADED FUNDS (Cost $47,452,349)			63,216,197

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	BONDS & NOTES — 40.5%
	SOFTWARE — 1.6%
5,000,000	Microsoft Corporation	3.1250	11/03/25	4,994,917

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 38.9%
10,000,000	Federal Home Loan Banks(d)	2.0000	06/30/26	9,878,929
14,000,000	Federal Home Loan Banks(d)	1.7500	07/21/26	13,805,008
4,250,000	Federal Home Loan Banks(d)	2.0000	05/27/27	4,229,292
10,000,000	Federal Home Loan Banks(d)	1.5000	06/30/27	9,716,118

See accompanying notes to consolidated financial statements.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	BONDS & NOTES — 40.5% (Continued)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 38.9% (Continued)
10,000,000	Federal Home Loan Banks(d)	1.5000	01/28/28	$9,680,661
10,000,000	Federal Home Loan Banks(d)	1.6250	02/24/28	9,664,430
14,750,000	Federal Home Loan Banks(d)	1.5000	02/25/28	14,247,203
10,000,000	Federal Home Loan Banks(d)	1.7500	08/16/28	9,607,687
9,900,000	Federal Home Loan Banks(d)	2.0000	08/24/28	9,636,401
10,000,000	Federal Home Loan Mortgage Corporation	0.7000	08/19/26	9,739,911
5,000,000	Federal National Mortgage Association	0.7500	01/20/26	4,951,252
13,000,000	Federal National Mortgage Association	0.8500	06/30/26	12,729,486
1,988,464	Government National Mortgage Association	2.5000	12/20/49	1,749,916
				119,636,294

	TOTAL BONDS & NOTES (Cost $127,900,011)			124,631,211

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 6.5%
	U.S. TREASURY BILLS — 6.5%
10,000,000	United States Treasury Bill(e)	3.9700	10/30/25	9,967,455
10,000,000	United States Treasury Bill(e)	3.9700	11/06/25	9,959,900
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,927,369)			19,927,355

Shares				Fair Value
	SHORT-TERM INVESTMENT — 24.6%
	MONEY MARKET FUND - 24.6%
75,735,562	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 4.05%(f) (Cost $75,735,562)			75,735,562

	TOTAL INVESTMENTS - 92.1% (Cost $271,015,291)			$283,510,325
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.9%			24,483,473
	NET ASSETS - 100.0%			$307,993,798

See accompanying notes to consolidated financial statements.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
673	3 Month Euro Euribor Future	06/14/2027	$193,286,027	$(185,090)
254	CBOT 10 Year US Treasury Note	12/19/2025	28,575,000	(90,782)
246	CBOT 2 Year US Treasury Note Future	12/31/2025	51,266,016	(92,062)
171	CBOT 30 Day Federal Funds Future	12/31/2025	68,604,988	(646)
300	CBOT 5 Year US Treasury Note	12/19/2025	32,758,594	(61,970)
162	CBOT US Treasury Bond Futures	12/22/2025	18,888,188	99,594
204	CME Australian Dollar Currency Future	12/15/2025	13,508,880	(21,425)
16	CME E-Mini NASDAQ 100 Index Future	12/19/2025	7,968,560	277,929
77	CME E-Mini Standard & Poor’s 500 Index Future	12/19/2025	25,944,188	685,703
20	CME E-Mini Standard & Poor’s MidCap 400 Index	12/19/2025	6,572,400	(12,435)
87	CME Euro Foreign Exchange Currency Future	12/15/2025	12,823,800	(16,194)
62	CME Lean Hogs Future(b)	12/12/2025	2,200,380	2,060
21	CME Live Cattle Future(b)	12/31/2025	1,972,110	(4,520)
499	CME Mexican Peso Currency Future	12/15/2025	13,502,940	268,510
25	CME Swiss Franc Currency Future	12/15/2025	3,960,313	(19,544)
95	COMEX Gold 100 Troy Ounces Future(b)	12/29/2025	36,795,400	3,654,200
14	COMEX Silver Future(b)	12/29/2025	3,264,800	602,330
134	Euro-BTP Italian Bond Futures	12/08/2025	18,852,501	53,050
116	FTSE 100 Index Future	12/19/2025	14,676,484	132,332
80	HKG Hang Seng Index Future	10/30/2025	13,833,197	248,754
27	ICE Brent Crude Oil Future(b)	12/03/2025	1,782,810	(54,180)
138	ICE Gas Oil Future(b)	11/12/2025	9,480,600	2,400
230	ICE US MSCI Emerging Markets EM Index Futures	12/19/2025	15,636,550	283,290
48	LME Copper Future(b)	12/17/2025	12,325,716	455,791
21	LME Nickel Future(b)	12/17/2025	1,916,514	(19,284)
183	LME Primary Aluminum Future(b)	12/17/2025	12,265,072	318,347
70	LME Zinc Future(b)	12/17/2025	5,195,995	42,845
8	NYBOT CSC C Coffee Future(b)	12/18/2025	1,124,550	55,950
28	NYMEX NY Harbor ULSD Futures(b)	11/03/2025	2,733,142	(33,642)
31	NYMEX Platinum Future(b)	01/28/2026	2,488,835	146,820
44	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	11/03/2025	3,552,410	(58,309)
526	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(b)	11/28/2025	5,448,308	(120,272)
153	SGX Nikkei 225 Stock Index Future	12/11/2025	23,232,065	1,485,303
1,474	Three-Month SOFR Futures	06/15/2027	357,076,500	(335,988)
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$7,688,865

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
141	CBOT Corn Future(b)	12/12/2025	$2,929,275	$(1,387)
19	CBOT Oats Future(b)	12/12/2025	292,125	19,700
28	CBOT Rough Rice Future(b)	11/14/2025	625,240	48,410
18	CBOT Soybean Future(b)	11/14/2025	901,575	7,250
294	CBOT Soybean Meal Future(b)	12/12/2025	8,035,020	341,230
54	CBOT Soybean Oil Future(b)	12/12/2025	1,603,476	98,862
204	CBOT Wheat Future(b)	12/12/2025	5,181,600	347,362
5	CME British Pound Currency Future	12/15/2025	420,344	(556)

See accompanying notes to consolidated financial statements.

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(g)	Value and Unrealized Appreciation (Depreciation)
249	CME Canadian Dollar Currency Future	12/16/2025	$17,952,900	$182,760
219	CME Japanese Yen Currency Future	12/15/2025	18,653,325	77,120
240	CME New Zealand Dollar Currency Future	12/15/2025	13,954,800	354,070
4	COMEX Copper Future(b)	12/29/2025	485,650	(19,112)
98	Eurex 10 Year Euro BUND Future	12/08/2025	14,792,040	(7,803)
307	Eurex 2 Year Euro SCHATZ Future	12/08/2025	38,557,009	58,813
16	Eurex 30 Year Euro BUXL Future	12/08/2025	2,150,364	(5,633)
97	Eurex 5 Year Euro BOBL Future	12/08/2025	13,415,790	25,539
7	Eurex DAX Index Future	12/19/2025	4,932,995	(36,106)
80	French Government Bond Futures	12/08/2025	11,397,042	(62,045)
13	LME Copper Future(b)	12/17/2025	3,338,215	(107,290)
74	LME Nickel Future(b)	12/17/2025	6,753,431	(17,783)
55	LME Primary Aluminum Future(b)	12/17/2025	3,686,224	(51,449)
1	LME Zinc Future(b)	12/17/2025	74,229	(1,378)
141	Long Gilt Future	12/29/2025	17,226,064	(34,597)
25	NYBOT CSC Cocoa Future(b)	12/15/2025	1,687,250	67,340
550	NYBOT CSC Number 11 World Sugar Future(b)	03/02/2026	10,225,600	(26,365)
3	NYBOT CTN Frozen Concentrated Orange Juice A(b)	11/07/2025	109,598	6,165
450	NYBOT CTN Number 2 Cotton Future(b)	12/08/2025	14,798,250	157,345
171	NYBOT FINEX United States Dollar Index Future	12/15/2025	16,664,121	(18,468)
73	NYMEX Henry Hub Natural Gas Futures(b)	11/03/2025	2,411,190	7,130
21	NYMEX Light Sweet Crude Oil Future(b)	11/03/2025	1,309,770	8,860
1,019	Three Month SONIA Index Futures	06/15/2027	330,107,760	(50,190)
78	TSE Japanese 10 Year Bond Futures	12/15/2025	71,629,818	369,530
33	WCE Canola Future(b)	11/17/2025	287,062	(26,503)
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$1,710,821

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$9,399,686

ACWI	- All Country World Index

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	All or a portion of this investment is a holding of the GPMAS Fund Limited.

(c)	Percentage rounds to less than 0.1%.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2025.

(e)	Zero coupon bond.

(f)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(g)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to consolidated financial statements.

GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 22.8%
	COMMODITY - 3.1%
120,086	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF			$1,612,755

	EQUITY - 19.7%
66,207	Vanguard FTSE Developed Markets ETF			3,967,123
84,262	Vanguard FTSE Emerging Markets ETF			4,565,315
16,671	Vanguard Real Estate ETF			1,524,063
				10,056,501

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,797,997)			11,669,256

	SHORT-TERM INVESTMENTS — 60.5%
	MONEY MARKET FUNDS - 60.5%
253,657	Fidelity Investments Money Market Government Portfolio - Class I, 4.04%(a) (Cost $253,657)			253,657
30,716,996	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 4.05%(a)(c) (Cost $30,716,996)			30,716,996
	TOTAL MONEY MARKET FUNDS (Cost $30,970,653)			30,970,653

	TOTAL SHORT-TERM INVESTMENTS (Cost $30,970,653)			30,970,653

	TOTAL INVESTMENTS - 83.3% (Cost $41,768,650)			$42,639,909
	OTHER ASSETS IN EXCESS OF LIABILITIES - 16.7%			8,519,928
	NET ASSETS - 100.0%			$51,159,837

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
84	3 Month Euro Euribor Future	06/14/2027	$24,124,853	$(17,570)
33	CBOT 10 Year US Treasury Note	12/19/2025	3,712,500	(16,563)
31	CBOT 2 Year US Treasury Note Future	12/31/2025	6,460,351	(12,016)
24	CBOT 30 Day Federal Funds Future	12/31/2025	9,628,770	250
40	CBOT 5 Year US Treasury Note	12/19/2025	4,367,813	(10,937)
20	CBOT US Treasury Bond Futures	12/22/2025	2,331,875	3,797
28	CME Australian Dollar Currency Future	12/15/2025	1,854,160	(1,450)
2	CME E-Mini NASDAQ 100 Index Future	12/19/2025	996,070	19,306
10	CME E-Mini Standard & Poor’s 500 Index Future	12/19/2025	3,369,375	73,185
5	CME E-Mini Standard & Poor’s MidCap 400 Index	12/19/2025	1,643,100	(6,340)
11	CME Euro Foreign Exchange Currency Future	12/15/2025	1,621,400	(2,075)
8	CME Lean Hogs Future(c)	12/12/2025	283,920	(380)
2	CME Live Cattle Future(c)	12/31/2025	187,820	270
63	CME Mexican Peso Currency Future	12/15/2025	1,704,780	27,790

See accompanying notes to consolidated financial statements.

GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	CME Swiss Franc Currency Future	12/15/2025	$475,238	$(2,088)
129	COMEX E-Micro Gold Futures(c)	12/29/2025	4,996,428	485,291
12	COMEX Gold 100 Troy Ounces Future(c)	12/29/2025	4,647,840	421,390
1	COMEX Silver Future(c)	12/29/2025	233,200	43,245
17	Euro-BTP Italian Bond Futures	12/08/2025	2,391,735	3,832
18	FTSE 100 Index Future	12/19/2025	2,277,386	21,788
10	HKG Hang Seng Index Future	10/30/2025	1,729,150	31,153
3	ICE Brent Crude Oil Future(c)	12/03/2025	198,090	(6,240)
18	ICE Gas Oil Future(c)	11/12/2025	1,236,599	(1,275)
33	ICE US MSCI Emerging Markets EM Index Futures	12/19/2025	2,243,505	34,800
7	LME Copper Future(c)	12/17/2025	1,797,499	60,200
4	LME Nickel Future(c)	12/17/2025	365,050	(3,464)
25	LME Primary Aluminum Future(c)	12/17/2025	1,675,556	34,131
9	LME Zinc Future(c)	12/17/2025	668,057	6,907
671	Micro E-mini S&P 500 futures	12/22/2025	22,608,507	218,079
1	NYBOT CSC C Coffee Future(c)	12/18/2025	140,569	6,769
3	NYMEX NY Harbor ULSD Futures(c)	11/03/2025	292,837	(5,850)
4	NYMEX Platinum Future(c)	01/28/2026	321,140	19,740
6	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	11/03/2025	484,420	(6,632)
65	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(c)	11/28/2025	673,270	(13,920)
22	SGX Nikkei 225 Stock Index Future	12/11/2025	3,340,558	170,732
189	Three-Month SOFR Futures	06/15/2027	45,785,250	(44,887)
	NET UNREALIZED APPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$1,530,968

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
18	CBOT Corn Future(c)	12/12/2025	$373,950	$1,750
3	CBOT Oats Future(c)	12/12/2025	46,125	2,900
3	CBOT Rough Rice Future(c)	11/14/2025	66,990	4,350
1	CBOT Soybean Future(c)	11/14/2025	50,088	312
36	CBOT Soybean Meal Future(c)	12/12/2025	983,880	45,120
7	CBOT Soybean Oil Future(c)	12/12/2025	207,858	11,790
6	CBOT US Treasury Bond Futures	12/22/2025	699,563	(14,500)
26	CBOT Wheat Future(c)	12/12/2025	660,400	30,538
1	CME British Pound Currency Future	12/15/2025	84,069	(106)
33	CME Canadian Dollar Currency Future	12/16/2025	2,379,300	23,925
28	CME Japanese Yen Currency Future	12/15/2025	2,384,900	6,935
31	CME New Zealand Dollar Currency Future	12/15/2025	1,802,495	38,970
13	Eurex 10 Year Euro BUND Future	12/08/2025	1,962,209	(1,177)
41	Eurex 2 Year Euro SCHATZ Future	12/08/2025	5,149,307	6,443
2	Eurex 30 Year Euro BUXL Future	12/08/2025	268,795	(605)
13	Eurex 5 Year Euro BOBL Future	12/08/2025	1,797,992	3,196
1	Eurex DAX Index Future	12/19/2025	704,714	(5,158)
11	French Government Bond Futures	12/08/2025	1,567,093	(7,960)
2	LME Copper Future(c)	12/17/2025	513,571	(10,871)

See accompanying notes to consolidated financial statements.

GRANT PARK DYNAMIC ALLOCATION FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
11	LME Nickel Future(c)	12/17/2025	$1,003,888	$(124)
8	LME Primary Aluminum Future(c)	12/17/2025	536,178	(6,878)
18	Long Gilt Future	12/29/2025	2,199,072	1,611
3	NYBOT CSC Cocoa Future(c)	12/15/2025	202,470	6,170
72	NYBOT CSC Number 11 World Sugar Future(c)	03/02/2026	1,338,624	(12,645)
61	NYBOT CTN Number 2 Cotton Future(c)	12/08/2025	2,005,985	20,545
22	NYBOT FINEX United States Dollar Index Future	12/15/2025	2,143,922	(3,177)
9	NYMEX Henry Hub Natural Gas Futures(c)	11/03/2025	297,270	(2,120)
3	NYMEX Light Sweet Crude Oil Future(c)	11/03/2025	187,110	1,170
143	Three Month SONIA Index Futures	06/15/2027	46,325,230	(5,490)
10	TSE Japanese 10 Year Bond Futures	12/15/2025	9,183,316	46,041
4	WCE Canola Future(c)	11/17/2025	34,795	(1,416)
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$179,539

	TOTAL NET UNREALIZED APPRECIATION FROM OPEN FUTURES CONTRACTS			$1,710,507

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the GPDA Fund Limited.

See accompanying notes to consolidated financial statements.

The Grant Park Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	Grant Park Multi Alternative	Grant Park Dynamic
	Strategies Fund	Allocation Fund
Assets
Investment securities:
Securities at cost	$271,015,291	$41,768,650
Securities at fair value	$283,510,325	$42,639,909
Deposit at broker for futures contracts	15,133,837	6,153,642
Net unrealized appreciation from open futures contracts	10,992,694	1,934,421
Dividend and interest receivable	626,150	88,415
Receivable for fund shares sold	40,668	6,959
Receivable for securities sold	—	594,071
Prepaid expenses and other assets	3,691	36,312
Total Assets	310,307,365	51,453,729

Liabilities
Net unrealized depreciation from open futures contracts	1,593,008	223,914
Investment advisory fees payable	299,425	23,272
Payable for fund shares redeemed	224,683	—
Payable to related parties	89,574	21,855
Distribution (12b-1) fees payable	16,341	15
Accrued expenses and other liabilities	90,536	24,836
Total Liabilities	2,313,567	293,892
NET ASSETS	$307,993,798	$51,159,837

Net Assets Consist of:
Paid in capital ($0 par value, unlimited shares authorized)	$324,258,207	$46,518,856
Accumulated earnings (deficit)	(16,264,409)	4,640,981
NET ASSETS	$307,993,798	$51,159,837

See accompanying notes to consolidated financial statements.

The Grant Park Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2025

	Grant Park Multi Alternative	Grant Park Dynamic
	Strategies Fund	Allocation Fund
Net Asset Value Per Share:
Class A Shares
Net Assets	$9,484,946	$72,353
Shares of beneficial interest outstanding	834,172	6,318
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$11.37	$11.45
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$12.06	$12.15

Class C Shares
Net Assets	$10,716,988
Shares of beneficial interest outstanding	986,921
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$10.86

Class I Shares
Net Assets	$259,848,291	$51,087,484
Shares of beneficial interest outstanding	22,522,165	4,449,186
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$11.54	$11.48

Class N Shares
Net Assets	$27,943,573
Shares of beneficial interest outstanding	2,454,263
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$11.39

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00% for Grant Park Dynamic Allocation Fund.

(b)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00% for Grant Park Multi Alternative Strategies Fund.

(c)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

The Grant Park Funds
CONSOLIDATED STATEMENTS OF OPERATIONS
For The Year and Period Ended September 30, 2025

	Grant Park Multi Alternative	Grant Park Dynamic
	Strategies Fund	Allocation Fund *
Investment Income
Dividends	$1,061,434	$90,933
Interest	7,019,066	557,710
Total Investment Income	8,080,500	648,643

Expenses
Investment advisory fees	3,920,302	233,650
Distribution (12b-1) fees:
Class A	24,277	71
Class C	103,881	—
Class N	80,771	—
Administrative services fees	309,037	36,950
Third party administrative servicing fees	232,317	5,976
Transfer agent fees	188,839	45,351
Registration fees	102,164	14,668
Accounting services fees	74,200	27,595
Compliance officer fees	51,084	14,841
Printing and postage expenses	41,002	16,271
Custodian fees	29,564	11,147
Legal fees	28,511	46,441
Audit and tax fees	27,438	27,919
Trustees fees and expenses	20,365	8,110
Insurance expense	6,300	1,003
Other expenses	4,969	2,621
Total Expenses	5,245,021	492,614

Less: Fees waived/reimbursed by the Advisor	—	(190,200)
Net Expenses	5,245,021	302,414
Net Investment Income	2,835,479	346,229

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	1,588,818	(193,561)
Investments Sold Short	—	(29,876)
Foreign currency transactions	(85,490)	(1,813)
Futures contracts	4,349,887	1,966,337
	5,853,215	1,741,087
Net change in unrealized appreciation (depreciation) of:
Investments	8,985,057	871,259
Foreign currency translations	(52,546)	(153)
Futures contracts	(364,764)	1,710,507
	8,567,747	2,581,613
Net Realized and Unrealized Gain	14,420,962	4,322,700

Net Increase in Net Assets Resulting From Operations	$17,256,441	$4,668,929

*	The Grant Park Dynamic Allocation Fund commenced operations on December 27, 2024.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
From Operations
Net investment income	$2,835,479	$6,564,830
Net realized gain from investment, foreign currency transactions and futures contracts	5,853,215	571,004
Net change in unrealized appreciation of investments, foreign currency translations, and futures contracts	8,567,747	30,067,120
Net increase in net assets resulting from operations	17,256,441	37,202,954

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(178,572)	(222,121)
Class C	(103,617)	(136,886)
Class I	(5,911,010)	(8,191,754)
Class N	(651,381)	(588,693)
Total distributions to shareholders	(6,844,580)	(9,139,454)

Capital Transactions
Class A:
Proceeds from shares sold	169,111	347,887
Net asset value of shares issued in reinvestment of distributions	167,917	205,948
Redemption fee proceeds	523	340
Payments for shares redeemed	(2,139,459)	(4,351,753)
Net decrease from capital transactions	(1,801,908)	(3,797,578)

Class C:
Proceeds from shares sold	914,239	597,150
Net asset value of shares issued in reinvestment of distributions	99,423	128,890
Redemption fee proceeds	566	347
Payments for shares redeemed	(1,804,638)	(4,646,889)
Net decrease from capital transactions	(790,410)	(3,920,502)

Class I:
Proceeds from shares sold	48,495,511	67,492,230
Net asset value of shares issued in reinvestment of distributions	5,316,943	7,087,688
Redemption fee proceeds	15,106	10,541
Payments for shares redeemed	(124,082,468)	(267,021,937)
Net decrease from capital transactions	(70,254,908)	(192,431,478)

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
Capital Transactions (Continued)
Class N:
Proceeds from shares sold	$7,098,704	$13,529,976
Net asset value of shares issued in reinvestment of distributions	650,113	569,182
Redemption fee proceeds	1,701	976
Payments for shares redeemed	(21,040,486)	(11,303,250)
Net increase (decrease) from capital transactions	(13,289,968)	2,796,884

Total Decrease in Net Assets From Capital Transactions	(86,137,194)	(197,352,674)

Net Assets
Beginning of Year	383,719,131	553,008,305
End of Year	$307,993,798	$383,719,131

SHARE ACTIVITY
Class A:
Shares Sold	15,886	33,159
Shares Reinvested	16,099	20,151
Shares Redeemed	(202,195)	(420,099)
Net decrease in shares of beneficial interest outstanding	(170,210)	(366,789)

Class C:
Shares Sold	90,039	59,303
Shares Reinvested	9,922	13,125
Shares Redeemed	(177,869)	(464,679)
Net decrease in shares of beneficial interest outstanding	(77,908)	(392,251)

Class I:
Shares Sold	4,511,737	6,346,046
Shares Reinvested	503,485	684,801
Shares Redeemed	(11,524,347)	(25,434,124)
Net decrease in shares of beneficial interest outstanding	(6,509,125)	(18,403,277)

Class N:
Shares Sold	669,839	1,282,383
Shares Reinvested	62,212	55,584
Shares Redeemed	(1,990,723)	(1,081,172)
Net increase (decrease) in shares of beneficial interest outstanding	(1,258,672)	256,795

See accompanying notes to consolidated financial statements.

Grant Park Dynamic Allocation Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2025 *
From Operations
Net investment income	$346,229
Net realized gain from investments, investments sold short, foreign currency transactions and futures contracts	1,741,087
Net change in unrealized appreciation of investments, foreign currency translations, and futures contracts	2,581,613
Net increase in net assets resulting from operations	4,668,929

Capital Transactions
Class A:
Proceeds from shares sold	63,276
Redemption fee proceeds	1
Payments for shares redeemed	(99)
Net increase from capital transactions	63,178

Class I:
Proceeds from shares sold	49,013,168
Redemption fee proceeds	3,194
Payments for shares redeemed	(2,588,632)
Net increase from capital transactions	46,427,730

Total Increase in Net Assets From Capital Transactions	46,490,908

Net Assets
Beginning of Period	$—
End of Period	$51,159,837

*	The Grant Park Dynamic Allocation Fund commenced operations on December 27, 2024.

See accompanying notes to consolidated financial statements.

Grant Park Dynamic Allocation Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the
Period Ended
September 30, 2025 *
SHARE ACTIVITY
Class A:
Shares Sold	6,328
Shares Redeemed	(10)
Net increase in shares of beneficial interest outstanding	6,318

Class I:
Shares Sold	4,692,867
Shares Redeemed	(243,681)
Net increase in shares of beneficial interest outstanding	4,449,186

*	The Grant Park Dynamic Allocation Fund commenced operations on December 27, 2024.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.90	$10.17	$10.66	$11.68	$10.85
Activity from investment operations:
Net investment income (loss) (1)	0.07	0.14	0.13	(0.10)	(0.13)
Net realized and unrealized gain (loss)	0.58	0.77	(0.37)	0.26	1.13
Total from investment operations	0.65	0.91	(0.24)	0.16	1.00
Less distributions from:
Net investment income	(0.18)	(0.18)	(0.25)	(0.50)	(0.04)
Net realized gains	—	—	—	(0.68)	(0.13)
Total distributions	(0.18)	(0.18)	(0.25)	(1.18)	(0.17)
Paid-in-capital from redemption fees (1)(2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$11.37	$10.90	$10.17	$10.66	$11.68
Total return (3)	6.13%	9.05%	(2.27)%	1.31%	9.39%
Net assets, at end of year (000s)	$9,485	$10,950	$13,948	$21,446	$18,474
Ratios/Supplemental Data:
Ratio of net expenses to average net assets (4)	1.76%	1.73%	1.71%	1.68%	1.74%
Ratio of net investment income (loss) to average net assets (4)(5)	0.68%	1.35%	1.25%	(0.88)%	(1.11)%
Portfolio Turnover Rate	24%	40%	1%	9%	39%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.41	$9.72	$10.20	$11.23	$10.47
Activity from investment operations:
Net investment income (loss) (1)	(0.01)	0.06	0.05	(0.17)	(0.20)
Net realized and unrealized gain (loss)	0.56	0.73	(0.35)	0.24	1.09
Total from investment operations	0.55	0.79	(0.30)	0.07	0.89
Less distributions from:
Net investment income	(0.10)	(0.10)	(0.18)	(0.42)	—
Net realized gains	—	—	—	(0.68)	(0.13)
Total distributions	(0.10)	(0.10)	(0.18)	(1.10)	(0.13)
Paid-in-capital from redemption fees (1)(2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$10.86	$10.41	$9.72	$10.20	$11.23
Total return (3)	5.36%	8.20%	(2.98)%	0.50%	8.60%
Net assets, at end of year (000s)	$10,717	$11,088	$14,162	$16,135	$13,553
Ratios/Supplemental Data:
Ratio of net expenses to average net assets (4)	2.51%	2.48%	2.46%	2.43%	2.49%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.07)%	0.60%	0.55%	(1.62)%	(1.86)%
Portfolio Turnover Rate	24%	40%	1%	9%	39%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$11.06	$10.32	$10.81	$11.83	$10.99
Activity from investment operations:
Net investment income (loss) (1)	0.10	0.17	0.16	(0.07)	(0.10)
Net realized and unrealized gain (loss)	0.59	0.78	(0.37)	0.26	1.14
Total from investment operations	0.69	0.95	(0.21)	0.19	1.04
Less distributions from:
Net investment income	(0.21)	(0.21)	(0.28)	(0.53)	(0.07)
Net realized gains	—	—	—	(0.68)	(0.13)
Total distributions	(0.21)	(0.21)	(0.28)	(1.21)	(0.20)
Paid-in-capital from redemption fees (1)(2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$11.54	$11.06	$10.32	$10.81	$11.83
Total return (3)	6.43%	9.34%	(1.99)%	1.53%	9.59%
Net assets, at end of year (000s)	$259,848	$321,138	$489,686	$713,252	$405,503
Ratios/Supplemental Data:
Ratio of net expenses to average net assets (4)	1.51%	1.48%	1.46%	1.43%	1.49%
Ratio of net investment income (loss) to average net assets (4)(5)	0.93%	1.60%	1.51%	(0.59)%	(0.86)%
Portfolio Turnover Rate	24%	40%	1%	9%	39%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class N
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.92	$10.19	$10.67	$11.70	$10.87
Activity from investment operations:
Net investment income (loss) (1)	0.07	0.14	0.13	(0.09)	(0.13)
Net realized and unrealized gain (loss)	0.58	0.77	(0.35)	0.24	1.13
Total from investment operations	0.65	0.91	(0.22)	0.15	1.00
Less distributions from:
Net investment income	(0.18)	(0.18)	(0.26)	(0.50)	(0.04)
Net realized gains	—	—	—	(0.68)	(0.13)
Total distributions	(0.18)	(0.18)	(0.26)	(1.18)	(0.17)
Paid-in-capital from redemption fees (1)(2)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$11.39	$10.92	$10.19	$10.67	$11.70
Total return (3)	6.15%	9.03%	(2.15)%	1.22%	9.37%
Net assets, at end of year (000s)	$27,944	$40,543	$35,213	$56,938	$23,306
Ratios/Supplemental Data:
Ratio of net expenses to average net assets (4)	1.76%	1.73%	1.71%	1.68%	1.74%
Ratio of net investment income (loss) to average net assets (4)(5)	0.68%	1.35%	1.26%	(0.78)%	(1.11)%
Portfolio Turnover Rate	24%	40%	1%	9%	39%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Less than $0.005 per share.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Grant Park Dynamic Allocation Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class A
	Period Ended
	September 30, 2025 (1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.12
Net realized and unrealized gain	1.33
Total from investment operations	1.45
Paid-in-capital from redemption fees (2)(3)	0.00
Net asset value, end of period	$11.45
Total return (4)	14.50	% (9)
Net assets, at end of period (000s)	$72
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5)(6)	2.82	% (8)
Ratio of net expenses to average net assets (6)	1.83	% (8)
Ratio of net investment income to average net assets (6)(7)	1.56	% (8)
Portfolio Turnover Rate	134	% (9)

(1)	The Grant Park Dynamic Allocation Fund Class A shares commenced operations December 27, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Total returns would have been lower had the advisor not waived fees and reimbursed expenses.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor. Ratio herein does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Not annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

Grant Park Dynamic Allocation Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

	Class I
	Period Ended
	September 30, 2025 (1)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.14
Net realized and unrealized gain	1.34
Total from investment operations	1.48
Paid-in-capital from redemption fees (2)(3)	0.00
Net asset value, end of period	$11.48
Total return (4)	14.80	% (9)
Net assets, at end of period (000s)	$51,087
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5)(6)	2.57	% (8)
Ratio of net expenses to average net assets (6)	1.58	% (8)
Ratio of net investment income to average net assets (6)(7)	1.81	% (8)
Portfolio Turnover Rate	134	% (9)

(1)	The Grant Park Dynamic Allocation Fund Class I shares commenced operations December 27, 2024.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Total returns would have been lower had the advisor not waived fees and reimbursed expenses.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor. Ratio herein does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Not annualized for periods less than one full year.

See accompanying notes to consolidated financial statements.

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
September 30, 2025

1.	ORGANIZATION

The Grant Park Multi Alternative Strategies Fund (“GPMASF”) and the Grant Park Dynamic Allocation Fund (“GPDAF”) (each a “Fund” and collectively the “Funds”) are each diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open -end management investment companies. Each Fund’s investment objective is to provide positive absolute returns. GPMASF and GPDAF commenced operations on December 31, 2013 and December 27, 2024, respectively.

GPMASF offers four classes of shares, Class A, Class C, Class I, and Class N. Class C, I, and N shares are offered at net asset value. GPDAF offers two classes of shares, Class A, and Class I. Class I shares are offered at net asset value. The Funds’ Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. Each class of shares of the Funds have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of such Fund. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments- The Funds have adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the- counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end and closed-end investment companies are valued at net asset value.

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2025

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process - The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods. The three levels of the hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025 for the Funds’ investments measured at fair value:

GPMASF
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$63,216,197	$—	$—	$63,216,197
Bonds & Notes	—	124,631,211	—	124,631,211
U.S. Government & Agencies	—	19,927,355	—	19,927,355
Short-Term Investment	75,735,562	—	—	75,735,562
Net unrealized appreciation from open futures contracts	10,992,694	—	—	10,992,694
Total	$149,944,453	$144,558,566	$—	$294,503,019

Liabilities *	Level 1	Level 2	Level 3	Total
Net unrealized depreciation from open futures contracts	$1,593,008	$—	$—	$1,593,008
Total	$1,593,008	$—	$—	$1,593,008

GPDAF
Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$11,669,256	$—	$—	$11,669,256
Short-Term Investments	30,970,653	—	—	30,970,653
Net unrealized appreciation from open futures contracts	1,934,421	—	—	1,934,421
Total	$44,574,330	$—	$—	$44,574,330

Liabilities *	Level 1	Level 2	Level 3	Total
Net unrealized depreciation from open futures contracts	$223,914	$—	$—	$223,914
Total	$223,914	$—	$—	$223,914

The Funds did not hold any Level 3 securities during the year.

*	Refer to the Consolidated Schedule of Investments for security classifications.

Offsetting of Financial Assets and Derivative Assets

The Funds policy is to present assets and liabilities on a gross basis equal to the unrealized appreciation (depreciation) for futures contracts. The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of September 30, 2025:

GPMASF
		Gross and Net Amounts of
Assets:	Counterparty	Recognized Assets	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
	ADM Investor Services, Inc.	$2,810,560	$(657,509)	$—	$2,153,051
	RJ O’Brien	8,182,134	(935,499)	—	7,246,635
Total		$10,992,694	$(1,593,008)	$—	$9,399,686

		Gross and Net Amounts of		Cash Collateral
Liabilities:		Recognized Liabilities	Financial Instruments	Pledged/(Received)(1)	Net Amount
	ADM Investor Services, Inc.	$(657,509)	$657,509	$—	$—
	RJ O’Brien	(935,499)	935,499	—	—
Total		$(1,593,008)	$1,593,008	$—	$—

(1)	Over-collateralization of total financial instruments or cash is not shown.

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2025

GPDAF
		Gross and Net Amounts of
Assets:	Counterparty	Recognized Assets	Financial Instruments	Cash Collateral Pledged (1)	Net Amount
	ADM Investor Services, Inc.	$703,370	$(14,500)	$—	$688,870
	RJ O’Brien	1,231,051	(209,414)	—	1,021,637
Total		$1,934,421	$(223,914)	$—	$1,710,507

		Gross and Net Amounts of		Cash Collateral
Liabilities:		Recognized Liabilities	Financial Instruments	Pledged/(Received)(1)	Net Amount
	ADM Investor Services, Inc.	$(14,500)	$14,500	$—	$—
	RJ O’Brien	(209,414)	209,414	—	—
Total		$(223,914)	$223,914	$—	$—

(1)	Over-collateralization of total financial instruments or cash is not shown.

Impact of Derivatives on the Consolidated Statements of Assets and Liabilities

The following table sets forth the fair value of the Funds derivative contracts by primary risk exposure as of September 30, 2025:

Asset Derivatives Investment Fair Value
				Commodity	Interest Rate	Total as of
Fund	Derivative Investment Type	Equity Risk	Currency Risk	Risk	Risk	September 30, 2025
GPMASF	Futures	$3,113,311	$882,460	$6,390,397	$606,526	$10,992,694
GPDAF	Futures	569,043	97,620	1,202,588	65,170	1,934,421

Liability Derivatives Investment Fair Value
				Commodity	Interest Rate	Total as of
Fund	Derivative Investment Type	Equity Risk	Currency Risk	Risk	Risk	September 30, 2025
GPMASF	Futures	$(48,541)	$(76,187)	$(541,474)	$(926,806)	$(1,593,008)
GPDAF	Futures	(11,498)	(8,896)	(71,815)	(131,705)	(223,914)

Impact of Derivatives on the Consolidated Statements of Operations

The following is a summary of the Funds net realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Consolidated Statements of Operations categorized by primary risk exposure for the year and period ended September 30, 2025:

Net realized gain (loss) on derivatives recognized in the Consolidated Statements of Operations
						Total for the year
	Derivative			Commodity	Interest Rate	and period ended
Fund	Investment Type	Equity Risk	Currency Risk	Risk	Risk	September 30, 2025
GPMASF	Futures	$11,486,365	$(530,931)	$4,086,821	$(10,692,368)	$4,349,887
GPDAF	Futures	2,139,381	(157,376)	528,180	(543,848)	1,966,337

Net change in net unrealized appreciation (depreciation) on derivatives recognized in the Consolidated Statements of Operations
						Total for the year
	Derivative			Commodity	Interest Rate	and period ended
Fund	Investment Type	Equity Risk	Currency Risk	Risk	Risk	September 30, 2025
GPMASF	Futures	$(557,630)	$(501,625)	$3,290,017	$(2,595,526)	$(364,764)
GPDAF	Futures	557,545	88,724	1,130,773	(66,535)	1,710,507

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2025

Consolidation of Subsidiary – The consolidated financial statements of the GPMASF include GPMAS Fund Limited (“GPMAS”), a wholly owned and controlled subsidiary. The consolidated financial statements of the GPDAF include GPDA Fund Limited (“GPDA”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies. GPMAS commenced operations on December 31, 2013. GPDAF commenced operations on December 27, 2024.

A summary of the Funds’ investments in GPMAS and GPDA are as follows:

	GPMAS Fund Limited (GPMAS)		GPDA Fund Limited (GPDA)
	September 30, 2025		September 30, 2025
Fair Value of GPMAS	$45,032,730	Fair Value of GPMAS	$2,736,235
Other Assets	$—	Other Assets	$—
Total Net Assets	$45,032,730	Total Net Assets	$2,736,235
Percentage of the Fund’s Total Net Assets	14.6%	Percentage of the Fund’s Total Net Assets	5.3%

For tax purposes, GPMAS and GPDAF are exempted Cayman investment companies. GPMAS and GPDAF received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, GPMAS and GPDAF are controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, GPMAS’s and GPDAF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Funds are subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Consolidated Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds basis in the contract. If the Funds are unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of September 30, 2025 as disclosed in the Consolidated Schedule of Investments and the amounts of net realized gain and losses and changes in unrealized appreciation and depreciation on derivative instruments during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased to the earlier of the call date or the

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2025

maturity of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The difference between the cost and fair value of open investments is reflected as unrealized appreciation (depreciation) on investments and any change in that amount from the prior period is reflected in the accompanying Consolidated Statements of Operations.

Short Sales: The Funds may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually for the Funds. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken by GPMASF on returns filed for open tax years 2022 to 2024 or expected to be taken in the Funds’ September 30, 2025 year-end tax return. The Funds identify its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	PRINCIPAL INVESTMENT RISKS

Management Risk – The advisor’s judgements regarding the attractiveness of investing in certain securities and derivatives may prove incorrect and may result in significant losses to the Funds.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate related events, pandemics, epidemics, terrorism tariffs and trade wars, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. It is not known how long such impacts, of the significant events described above will last, but there could be a prolonged period of global economic slowdown, which may impact

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2025

your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Funds by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of a Fund’s cash is held at the broker. The Funds could be unable to recover assets held at the prime broker, including assets directly traceable to the Funds, in the event of the broker’s bankruptcy. The Funds do not anticipate any material losses as a result of this concentration.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale and/or maturity of securities, other than short-term securities and U.S. Government securities, for the year and period ended September 30, 2025 amounted to:

Fund	Purchases	Sales
GPMASF	$45,888,822	$80,240,726
GPDAF	17,430,837	6,439,302

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Dearborn Capital Management, LLC, serves as the Funds’ investment advisor (the “Advisor”). EMC Capital Advisors, LLC serves as the sub-advisor for the Funds and is paid by the Advisor, not the Funds. Richmond Quantitative Advisors, LLC serves as a sub-advisor for GPDAF and is paid by the Advisor, not the Fund.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, GPMASF and GPDAF pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.18% and 1.23%, respectively, of the applicable Fund’s average daily net assets.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Funds, the Advisor has agreed, at least until January 31, 2026, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Funds’ service providers, other than the Advisor)) so that the annual operating expenses of GPMASF do not exceed 1.83%, 2.58%, 1.58%, and 1.83% per annum of the GPMASF’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively, and that the annual operating expenses of GPDAF do not exceed 1.83%, and 1.58% per annum of the GPDAF’s average daily net assets for Class A, and Class I shares, respectively (the “Expense Limitation”). For the year and period ended September 30, 2025, the Advisor earned $3,920,302 and $233,650 in management fees for the GPMASF and GPDAF, respectively.

With respect to the Funds, if the Advisor waives any applicable fees or reimburses any expense pursuant to the operating expenses limitation agreement, and the Funds’ operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Funds for such waived fees or reimbursed expenses. These fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits at the time of waiver or reimbursement or the then-current expense limits at the time of recoupment. For the year ended September 30, 2025, the Advisor recaptured $0 of previously waived expenses and there are none available for recoupment for GPMASF. For the period ended September 30, 2025, the Advisor waived expense of $190,200 for GPDAF.

The following amounts are subject to recapture by the Advisor by the following dates:

Fund	September 30, 2028
GPDAF	$190,200

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2025

The Trust, with respect to the Funds, have adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Class N shares of the Funds (the “Plan”). The Plan provides that a monthly service fee is calculated at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to the Class A, Class C and Class N shares, of the Funds, respectively. Pursuant to the Plan, the Funds may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of the Funds shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the year and period ended September 30, 2025, the GPMASF and GPDAF incurred $208,929 and $71, respectively, in fees, pursuant to the Plan.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds principal underwriter in a continuous public offering of the Funds Class A, Class C, Class I and Class N shares. For the year and period ended September 30, 2025, the Distributor received underwriter commissions for sales of the Funds’ Class A shares as follows:

	Underwriter	Amount Retained By
Fund	Commissions	Principal Underwriter
GPMASF	$3,776	$521
GPDAF	2,824	411

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEE PROCEEDS

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells its shares after holding them for less than 30 days for GPDAF and 60 days for GPMASF. The redemption fee is paid directly to the Fund. For the year and period ended September 30, 2025, the redemption fees assessed for GPMASF and GPDAF were $17,896 and $3,195 respectively.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

GPDAF seeks to achieve its investment objectives by investing a portion of their assets in the Morgan Stanley Institutional Liquidity Funds-Government Portfolio Institutional Class (the “Portfolio”), ticker MVRXX, a registered open-end fund. GPDAF may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of GPDAF and its shareholders to do so. The performance of GPDAF will be directly affected by the performance of the Portfolio. The annual report of the Portfolio, along with the report of the independent registered public accounting firm is available at www.sec.gov. As of September 30, 2025, the percentage of GPDAF’s net assets invested in the Portfolio was 60.0%.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of September 30, 2025, Charles Schwab & Co. held 42.0% of the voting securities of GPMASF and may be deemed to control GPMASF. As of September 30, 2025, National Financial Services LLC held 61.6% and Charles Schwab & Co. held 25.9% of the voting securities of GPDAF and may be deemed to control GPDAF.

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2025

9.	TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 was as follows:

For fiscal year ended 9/30/2025

	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Grant Park Multi Alternative Strategies Fund	$6,844,580	$—	$—	$6,844,580
Grant Park Dynamic Allocation Fund	—	—	—	—

For fiscal year ended 9/30/2024

	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Grant Park Multi Alternative Strategies Fund	$9,139,454	$—	$—	$9,139,454

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Grant Park Multi Alternative Strategies Fund	$8,535,730	$—	$—	$(39,479,718)	$—	$14,679,579	$(16,264,409)
Grant Park Dynamic Allocation Fund	2,784,965	740,868	(55,242)	—	—	1,170,390	4,640,981

The difference between book basis and tax basis accumulated net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, foreign tax passthrough basis adjustments, and the mark-to-market on futures contracts. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains of $(50,499) and $(152) for the GPMASF and GPDAF respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses of as follows:

Fund	Late Year Losses
Grant Park Multi Alternative Strategies Fund	$—
Grant Park Dynamic Allocation Fund	55,242

At September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
Grant Park Multi Alternative Strategies Fund	$12,994,407	$26,485,311	$39,479,718	$—
Grant Park Dynamic Allocation Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to offering costs, tax adjustments for realized gain (loss) and the book/tax basis treatment, the use of tax equalization credits and accumulated losses from each Fund’s respective wholly-owned subsidiary [CFC], resulted in reclassifications for the Funds for the fiscal year ended September 30, 2025, as follows:

	Paid In	Accumulated
Fund	Capital	Earnings (Losses)
Grant Park Multi Alternative Strategies Fund	$9,001	$(9,001)
Grant Park Dynamic Allocation Fund	27,948	(27,948)

The Grant Park Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
September 30, 2025

10.	AGGREGATE TAX UNREALIZED APPRECIATION AND DEPRECIATION

At September 30, 2025 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Gross	Net Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation/
Fund	Tax purposes	Appreciation	Depreciation	(Depreciation)
Grant Park Multi Alternative Strategies Fund	$278,179,933	$64,963,142	$(50,233,064)	$14,730,078
Grant Park Dynamic Allocation Fund	43,179,874	4,541,683	(3,371,141)	1,170,542

11.	ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Fund management is evaluating the impacts of these changes on the Funds’ financial statements.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Grant Park Funds and
Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments of Grant Park Multi Alternative Strategies Fund and Grant Park Dynamic Allocation Fund (the “Funds”) as of September 30, 2025, the related consolidated statements of operations, the consolidated statements of changes in net assets, the consolidated financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statements of Operations	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
Grant Park Multi Alternative Strategies Fund	For the year ended September 30, 2025	For the years ended September 30, 2025 and September 30, 2024	For the years ended September 30, 2025, September 30, 2024, September 30, 2023, and September 30, 2022

Grant Park Dynamic Allocation Fund	For the period from December 27, 2024 (commencement of operations) through September 30, 2025

The Grant Park Multi Alternative Strategies Fund’s consolidated financial highlights for the year ended September 30, 2021 were audited by other auditors whose report dated November 29, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 26, 2025

The Grant Park Funds
Additional Information (Unaudited)
September 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-501-4758, by visiting www.grantparkfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Dearborn Capital Management, LLC
566 W Adams St., Suite 300
Chicago, IL 60661

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/08/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/08/25

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	12/08/25